Fair Value (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value [Abstract]
Assets and liabilities measured at fair value on a recurring basis, including financial assets and liabilities

Fair Value Measurements at December 31, 2016 Using Significant Other Observable Inputs
(Level 2)
Financial Assets:
Securities available for sale:
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	$13,505
Mortgage-backed securities - residential	357
Collateralized mortgage obligations	196
Total securities available for sale	$14,058

Loans held for sale	$2,812

Yield maintenance provisions (embedded derivatives)	$122

Interest rate lock commitments	$9

Financial Liabilities:
Interest-rate swaps	$122

Fair Value Measurements at December 31, 2015 Using Significant Other Observable Inputs
(Level 2)
Financial Assets:
Securities available for sale:
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	$8,536
Mortgage-backed securities - residential	481
Collateralized mortgage obligations	351
Total securities available for sale	$9,368

Loans held for sale	$889

Yield maintenance provisions (embedded derivatives)	$213

Interest rate lock commitments	$8

Financial Liabilities:
Interest-rate swaps	$213

Assets measured at fair value on a non-recurring basis

Fair Value Measurements at December 31, 2016 Using
Significant Unobservable Inputs (Level 3)

Impaired loans:
Commercial	$130
Real Estate:
Single-family residential	122
Multi-family residential	37
Commercial:
Non-owner occupied	2,161
Owner occupied	200
Land	-
Total impaired loans	$2,650

Fair Value Measurements at December 31, 2015 Using
Significant Unobservable Inputs (Level 3)

Impaired loans:
Commercial	$143
Real Estate:
Single-family residential	128
Multi-family residential	45
Commercial:
Non-owner occupied	2,215
Owner occupied	213
Land	245
Total impaired loans	$2,989

Financial instruments measured at fair value on a non-recurring basis

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2016:

	Fair Value	Valuation Technique(s)	Unobservable Inputs	(Range) Weighted Average
Impaired loans:
Commercial	$130	Comparable sales approach	Adjustment for differences between the comparable market transactions	3.48%
Real estate:
Single-family residential	122	Comparable sales approach	Adjustment for differences between the comparable market transactions	(1.81% , 3.61%) 2.91%
Multi-family residential	37	Comparable sales approach	Adjustment for differences between the comparable market transactions	9.64%
Commercial:
Non-owner occupied	2,161	Comparable sales approach	Adjustment for differences between the comparable market transactions	(1.10%, 5.74%) 1.35%
Owner occupied	200	Comparable sales approach	Adjustment for differences between the comparable market transactions	-4.46%

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2015:

	Fair Value	Valuation Technique(s)	Unobservable Inputs	(Range) Weighted Average
Impaired loans:
Commercial	$143	Comparable sales approach	Adjustments by management to reflect current discount rates	1.10%
Real estate:
Single -family residential	128	Comparable sales approach	Adjustment for differences between the comparable market transactions	(-1.23% , 4.63%) -.17%
Multi-family residential	45	Comparable sales approach	Adjustment for differences between the comparable market transactions	5.74%
Commercial:
Non-owner occupied	2,215	Comparable sales approach	Adjustment for differences between the comparable market transactions	(1.10%, 5.74%) 1.35%
Owner occupied	213	Comparable sales approach	Adjustment for differences between the comparable market transactions	-29.30%
Land	245	Comparable sales approach	Adjustment for differences between the comparable market transactions	(-1.89%, 2.54%) .08%

Aggregate fair value, contractual balance (including accrued interest) and gain or loss

	December 31, 2016	December 31, 2015
Aggregate fair value	$2,812	$889
Contractual balance	2,801	884
Gain (loss)	11	5

Amount of gains and losses from changes in fair value included in earnings

	2016	2015
Interest income	$60	$56
Interest expense	-	-
Change in fair value	6	(10)
Total change in fair value	$66	$46

Carrying amounts and estimated fair values of financial instruments

The carrying amounts and estimated fair values of financial instruments at year-end were as follows:

	Fair Value Measurements at December 31, 2016 Using:
	Carrying
	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$57,941	$57,941	$-	$-	$57,941
Interest-bearing deposits in other financial institutions	100	100	-	-	100
Securities available for sale	14,058	-	14,058	-	14,058
Loans held for sale	2,812	-	2,812	-	2,812
Loans, net	346,125	-	-	343,523	343,523
FHLB stock	1,942	n/a	n/a	n/a	n/a
Accrued interest receivable	1,054	13	40	1,001	1,054
Yield maintenance provisions (embedded derivatives)	122	-	122	-	122
Interest rate lock commitments	9	-	9	-	9

Financial liabilities
Deposits	$(375,364)	$(202,158)	$(171,967)	$-	$(374,125)
FHLB advances and other borrowings	(13,500)	-	(13,597)	-	(13,597)
Advances by borrowers for taxes and insurance	(408)	-	-	(408)	(408)
Subordinated debentures	(5,155)	-	(3,411)	-	(3,411)
Accrued interest payable	(78)	(2)	(76)	-	(78)
Interest-rate swaps	(122)	-	(122)	-	(122)

The carrying amounts and estimated fair values of financial instruments at December 31, 2015 were as follows:

	Fair Value Measurements at December 31, 2015 Using:
	Carrying
	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$25,895	$25,895	$-	$-	$25,895
Interest-bearing deposits in other financial institutions	-	-	-	-	-
Securities available for sale	9,368	-	9,368	-	9,368
Loans held for sale	889	-	889	-	889
Loans, net	297,064	-	-	295,498	295,498
FHLB stock	1,942	n/a	n/a	n/a	n/a
Accrued interest receivable	831	1	21	809	831
Yield maintenance provisions (embedded derivatives)	213	-	213	-	213
Interest rate lock commitments	8	-	8	-	8

Financial liabilities
Deposits	$(290,467)	$(147,523)	$(143,236)	$-	$(290,759)
FHLB advances and other borrowings	(14,500)	-	(14,693)	-	(14,693)
Advances by borrowers for taxes and insurance	(656)	-	-	(656)	(656)
Subordinated debentures	(5,155)	-	(2,269)	-	(2,269)
Accrued interest payable	(44)	-	(44)	-	(44)
Interest-rate swaps	(213)	-	(213)	-	(213)